Debt - Debt Issuances and Retirements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 17, 2018
Long-Term Debt Instrument [Line Items]
Debt, principal	$ 8,168,000,000	$ 9,981,000,000
Cash paid to purchase debt	2,813,000,000	2,592,000,000	$ 2,734,000,000
Gains (losses) on debt restructuring	263,000,000	233,000,000	236,000,000
Deferred charges	53,000,000	63,000,000
Proceeds from issuance of senior notes, net	$ 1,236,000,000
8.00% senior secured second lien notes due 2022 [Member]
Long-Term Debt Instrument [Line Items]
Premium		479,000,000
Senior notes [Member]
Long-Term Debt Instrument [Line Items]
Percentage of principal amount redeemed	100.00%
Redemption price percentage	35.00%
Senior notes [Member] | 7.00% senior notes due 2024 and 7.50% senior notes due 2026 [Member]
Long-Term Debt Instrument [Line Items]
Proceeds from debt, net	$ 1,236,000,000
Senior notes [Member] | 7.00% senior notes due 2024 [Member]
Long-Term Debt Instrument [Line Items]
Debt, principal	$ 850,000,000	0
Interest rate, stated percentage	7.00%
Senior notes [Member] | 7.50% senior notes due 2026 [Member]
Long-Term Debt Instrument [Line Items]
Debt, principal	$ 400,000,000	0
Interest rate, stated percentage	7.50%
Senior notes [Member] | 8.00% senior secured second lien notes due 2022 [Member]
Long-Term Debt Instrument [Line Items]
Debt, principal	$ 0	$ 1,416,000,000
Interest rate, stated percentage	8.00%	8.00%
Debt repurchased amount	$ 1,477,000,000
Premium		$ 374,000,000		$ 60,000,000
Gains (losses) on repurchases of debt		233,000,000		331,000,000
Gains (losses) on debt restructuring				$ 391,000,000
Senior notes [Member] | 7.25% senior notes due 2018 [Member]
Long-Term Debt Instrument [Line Items]
Debt, principal	$ 0	44,000,000
Interest rate, stated percentage	7.25%
Debt repurchased amount	$ 44,000,000
Senior notes [Member] | 8.00% senior notes due 2027 [Member]
Long-Term Debt Instrument [Line Items]
Debt, principal	$ 1,300,000,000	$ 1,300,000,000
Interest rate, stated percentage	8.00%	8.00%
Redemption price percentage		99.75%
Proceeds from issuance of debt		$ 1,285,000,000
Senior notes [Member] | 8.00% new senior notes due 2025
Long-Term Debt Instrument [Line Items]
Debt, principal		$ 300,000,000
Redemption price percentage		101.25%
Proceeds from issuance of senior notes, net		$ 301,000,000
Senior notes [Member] | 8.00% senior notes due 2025 [Member]
Long-Term Debt Instrument [Line Items]
Debt, principal	$ 1,300,000,000	$ 1,300,000,000	$ 1,000,000,000.0
Interest rate, stated percentage	8.00%	8.00%
Redemption price percentage			98.52%
Convertible debt [Member] | 2.25% contingent convertible senior notes due 2038 [Member]
Long-Term Debt Instrument [Line Items]
Debt, principal	$ 1,000,000	$ 9,000,000
Interest rate, stated percentage	2.25%
Debt repurchased amount					$ 8,000,000
Term loan [Member]
Long-Term Debt Instrument [Line Items]
Debt, principal	$ 0	1,233,000,000
Debt repurchased amount	1,233,000,000
Cash paid to purchase debt	1,285,000,000
Premium	52,000,000
Gains (losses) on repurchases of debt	(65,000,000)
Deferred charges	$ 13,000,000
senior notes, senior secured second lien notes, contingent convertible notes and term [Member]
Long-Term Debt Instrument [Line Items]
Debt repurchased amount		2,389,000,000
Cash paid to purchase debt		$ 2,592,000,000
June 15, 2020 | Senior notes [Member] | 8.00% senior notes due 2027 [Member]
Long-Term Debt Instrument [Line Items]
Percentage of principal amount redeemed		35.00%
Redemption price percentage		108.00%